Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Carrying Amounts And Fair Values Of Financial Instruments

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Dollars in thousands)
Notes payable.....................................................................	$ 575,326	$ 498,038	$ 639,281	$ 587,795
Nord LB Facility.................................................................	440,456	440,456	490,717	490,717
CBA Facility.......................................................................	159,802	153,390	268,625	266,794
Term Loan.........................................................................	465,103	478,877	377,646	397,864
Fly Acquisition II.................................................................	126,766	134,320	—	—
Other aircraft secured debt...................................................	487,252	488,267	276,143	275,122
Unsecured debt...................................................................	291,567	305,250	—	—
Derivative asset...................................................................	7,395	7,395	319	319
Derivative liabilities...............................................................	24,577	24,577	48,967	48,967

Asset And Liabilities Measured At Fair Value On A Recurring Basis

	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
December 31, 2013:
Derivative asset.............................................................................................................	—	$ 7,395	—	$ 7,395
Derivative liabilities.........................................................................................................	—	24,577	—	24,577
December 31, 2012:
Derivative asset.............................................................................................................	—	319	—	319
Derivative liabilities.........................................................................................................	—	48,967	—	48,967